Consolidated Balance Sheets - USD ($) $ in Thousands		Mar. 31, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents		$ 272,465	$ 16,164
Accounts receivable, net		3,673	9,477
Materials and supplies		6,106	8,344
Prepaid expenses and other current assets		8,173	6,229
Total current assets		290,417	40,214
Property and equipment, net		17,181	18,313
Operating right-of-use assets, net		6,607	6,949
Intangible assets, net		4,835	5,128
Total assets		319,040	70,604
Current liabilities:
Accounts payable		2,903	2,802
Accrued expenses and other current liabilities		3,278	2,191
Deferred revenue		597	544
Deferred grant income		5,229	492
Short-term operating lease liabilities		1,064	1,074
Earn-out share liabilities		7,164
Warrant liabilities			1,874
Total current liabilities		20,235	8,977
Long-term operating lease liabilities		6,795	7,185
Long-term debt		30,033	29,998
Total liabilities		57,063	46,160
Commitments and contingencies (note 15)
Shareholders’ equity:
Old Xanadu convertible preferred shares, no par value, 204,286,254 shares authorized, 199,930,069 issued and outstanding at December 31, 2025 (1)	[1]		213,002
Common shares, value
Additional paid-in capital		12,325	10,151
Accumulated deficit		(228,314)	(206,303)
Accumulated other comprehensive income (loss)		(208)	9
Total shareholders’ equity		261,977	24,444
Total liabilities and shareholders’ equity		319,040	70,604
Related Party
Current liabilities:
Due to related party			1,818
Previously Reported
Current assets:
Prepaid expenses and other current assets			1,806
Total current assets			1,806
Property and equipment, net			18,313
Total assets			1,806
Current liabilities:
Accrued expenses and other current liabilities			2,191
Deferred revenue			544
Warrant liabilities			1,874
Total current liabilities			1,818
Total liabilities			1,818
Shareholders’ equity:
Common shares, value
Accumulated deficit			(12)
Total shareholders’ equity			(12)
Total liabilities and shareholders’ equity			1,806
Previously Reported | Related Party
Current liabilities:
Due to related party			1,818
Old Xanadu Common Shares
Shareholders’ equity:
Common shares, value	[1]		7,585
Common Class A
Shareholders’ equity:
Common shares, value		$ 478,174

[1]	Old Xanadu convertible preferred shares and common shares have been retroactively recast after giving effect to the Reverse Recapitalization. Refer to Note 3 for additional information.